RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2014	2013	2012
Gross research and development	$82,649	$75,980	$64,346
Government tax credits	(1,712)	(2,868)	(2,561)
	$80,937	$73,112	$61,785